Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2019	2018

U.S. dollar / Argentine Peso	(404,260)	(279,334)
Euro / Armenian dram	(9,686)	(29,456)
U.S. dollar / Armenian dram	(24,359)	(27,300)
U.S. dollar / Euro	170	27,304
Euro / Argentine Peso	(6,745)	—
Uruguayan Peso / U.S. dollar	(3,148)	(7,745)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2019	2018
Fixed rate	747,712	693,771
Variable rate	460,632	432,887
	1,208,344	1,126,658

Schedule of aging of trade receivables

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2019
Trade receivables – gross carrying amount	158,937	58,924	20,670	6,980	4,507	15,604	52,252
Expected loss rate (*)		1%	3%	10%	33%	60%	76%
Provision for loss allowance	(52,734)	(843)	(626)	(688)	(1,495)	(9,366)	(39,716)
Trade receivables, net	106,203	58,081	20,044	6,292	3,012	6,238	12,536

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2018
Trade receivables - gross carrying amount	144,343	60,977	25,477	6,962	5,141	9,775	36,011
Expected loss rate (*)		0%	4%	10%	25%	22%	58%
Provision for loss allowance	(26,027)	—	(999)	(723)	(1,290)	(2,181)	(20,834)
Trade receivables, net	118,316	60,977	24,478	6,239	3,851	7,594	15,177

(*)  Average expected loss rate

Schedule of provision for bad debts

	2019	2018	2017 *
Balance at January 1,	(26,027)	(20,549)	(14,551)
Adjustment on adoption of IFRS 9	—	3,865	—
Adjusted balance at January 1,	(26,027)	(16,684)	—
Bad debts of the year	(33,757)	(12,748)	(7,672)
Recoveries	2,622	3,190	268
Write off	8,851	811	403
Translation differences and inflation adjustment	(4,423)	(596)	1,003
Balance at December 31,	(52,734)	(26,027)	(20,549)

Schedule of gains losses recognized in profit or loss in relation to impaired financial assets

	2019	2018	2017 *
Impairment losses
- movement in provision for impairment	(33,876)	(12,748)	(7,672)
Reversal of previous impairment losses	2,908	3,190	268
Net impairment losses on financial assets	(30,968)	(9,558)	(7,404)

Previous accounting policy for impairment of trade receivables

*  In 2017, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.

Schedule of capital management

	At December 31,
	2019	2018
Borrowings	1,208,344	1,126,658
Less: Cash and cash equivalents	(195,696)	(244,865)
Net borrowings	1,012,648	881,793
Equity	1,198,614	1,222,697

Debt ratio	84%	72%

Schedule of financial instruments by category

	Assets at fair
	value through	Assets at amortized
December 31, 2019	profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	106,203	106,203
Other receivables	—	135,491	135,491
Other financial assets (*)	20,650	68,907	89,557
Derivative financial instruments	27	—	27
Cash and cash equivalents	—	195,696	195,696
Total	20,677	506,297	526,974

	Liabilities at fair
	value through	Liabilities at
	profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,208,344	1,208,344
Leases liabilities	—	8,927	8,927
Trade payables and other liabilities	—	1,076,329	1,076,329
Total	—	2,293,600	2,293,600

	Assets at fair
	value through	Assets at amortized
December 31, 2018	profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	118,316	118,316
Other receivables	—	136,698	136,698
Other financial assets (*)	41,379	45,311	86,690
Cash and cash equivalents	—	244,865	244,865
Total	41,379	545,190	586,569

	Liabilities at fair
	value through	Liabilities at
	profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,126,658	1,126,658
Trade payables and other liabilities	—	1,082,799	1,082,799
Total	—	2,209,457	2,209,457